SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES BY LOAN PORTFOLIO SEGMENT (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Balance at beginning of period	$ 227	$ 43	$ 43	$ 25
Loans charged-off	(60)		(190)
Recoveries on loans	6		3
Net charge-offs	(54)		(187)
Provision	196	67	371	18
Balance at end of period	369	109	227	43
Residential Portfolio Segment [Member]
Balance at beginning of period	11	11	11	4
Loans charged-off
Recoveries on loans
Net charge-offs
Provision	14			7
Balance at end of period	25	11	11	11
Commercial Real Estate Portfolio Segment [Member]
Balance at beginning of period	96	1	1	7
Loans charged-off
Recoveries on loans
Net charge-offs
Provision	32	17	95	(6)
Balance at end of period	128	18	96	1
Commercial Portfolio Segment [Member]
Balance at beginning of period	109	27	27	13
Loans charged-off			(20)
Recoveries on loans
Net charge-offs			(20)
Provision	92	28	102	14
Balance at end of period	201	55	109	27
Consumer Portfolio Segment [Member]
Balance at beginning of period	11	4	4	1
Loans charged-off	(60)		(170)
Recoveries on loans	6		3
Net charge-offs	(54)		(167)
Provision	58	22	174	3
Balance at end of period	$ 15	$ 26	$ 11	$ 4